LEASES AND RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
SCHEDULE OF RIGHT OF USE ASSETS

The Company records right of use assets for its corporate headquarters and, starting in 2023, compressors that are used for its field operations.

Right of Use Assets
Balance at January 1, 2022	$38
Additions	61
Depreciation	(51)
Balance at December 31, 2022	$48
Additions	1,984
Depreciation	(842)
Balance at December 31, 2023	$1,190